Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Class A | Thrivent Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Global Stock Fund AALGX Prior to April 30, 2019, the Fund was named Thrivent Large Cap Stock Fund.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Global Stock Fund (the "Fund") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 97 through 98 of the Fund’s prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and invests at least 40% of its net assets in foreign securities (under normal market conditions). The Adviser focuses mainly on the equity securities of domestic and international companies. Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change.

		The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stocks. The Fund may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks, which you should review carefully and in entirety. The Fund may not achieve its investment objective and you could lose money by investing in the Fund.

Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Quantitative Investing Risk. Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.

Emerging Markets Risk. The economic and political structures of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

		Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI All Country World Index – USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world, and the MSCI World Large Cap Index – USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. The Fund now compares its returns to the MSCI All Country World Index – USD Net Returns rather than the MSCI World Large Cap Index – USD Net Returns because the Fund believes it more accurately represents the Fund’s investment objective and principal strategies. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	These indices are the MSCI All Country World Index – USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world, and the MSCI World Large Cap Index – USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ThriventFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1 '12	+13.02%
Worst Quarter:	Q3 '11	(17.84)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund now compares its returns to the MSCI All Country World Index – USD Net Returns rather than the MSCI World Large Cap Index – USD Net Returns because the Fund believes it more accurately represents the Fund’s investment objective and principal strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Global Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 548
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	983
10 Years	rr_ExpenseExampleYear10	$ 1,631
2010	rr_AnnualReturn2010	10.13%
2011	rr_AnnualReturn2011	(5.06%)
2012	rr_AnnualReturn2012	14.43%
2013	rr_AnnualReturn2013	29.24%
2014	rr_AnnualReturn2014	4.94%
2015	rr_AnnualReturn2015	2.47%
2016	rr_AnnualReturn2016	4.87%
2017	rr_AnnualReturn2017	20.83%
2018	rr_AnnualReturn2018	(8.75%)
2019	rr_AnnualReturn2019	22.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.84%)
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Class A | Thrivent Global Stock Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.92%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Class A | Thrivent Global Stock Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Class A | Thrivent Global Stock Fund | MSCI World Large Cap Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Class A | Thrivent Global Stock Fund | MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	8.79%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.